Related Party Transactions - Additional Information (Detail)		1 Months Ended						9 Months Ended	12 Months Ended
	Oct. 08, 2014 $ / shares shares	Sep. 16, 2016 shares	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Apr. 30, 2014 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) $ / shares shares	Sep. 30, 2016 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares
Related Party Transaction [Line Items]
Warrants Exercisable									13,219,597	5,447,940
Convertible notes payable, principal | $											$ 22,100,000
IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued	22
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, amount converted | $										$ 400,000
Shares issued upon conversion of debt										16,525,121
Conversion of stock, shares issued								1
Sale Leaseback Obligations
Related Party Transaction [Line Items]
Letter of credit | $									$ 3,000,000
Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable									1,532,598	2,041,239
Exercise Price of Warrants or Rights | $ / shares									$ 0.03	$ 4.92	$ 0.03	$ 2.20	$ 4.92
Conversion of stock, shares issued			1
Share price | $ / shares											1,600,000
Conversion of stock, shares converted		168,000						50,400,000	50,400,000	50,400,000
Class A Warrant | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares converted		1
Class A Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares	$ 7.00
Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable									1,310,956	1,645,845
Exercise Price of Warrants or Rights | $ / shares									$ 0.03	$ 0.20	0.03
Share price | $ / shares											$ 1,600,000
Conversion of stock, shares converted		168,000						50,400,000	50,400,000	50,400,000
Class B Warrant | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued			1
Conversion of stock, shares converted		1
Subordination Warrants
Related Party Transaction [Line Items]
Conversion of stock, shares converted		2,800
Subordination Warrants | Common Stock
Related Party Transaction [Line Items]
Warrants Exercisable									1
Conversion of stock, shares converted		1
Convertible Promissory Notes
Related Party Transaction [Line Items]
Notes qualified for equity financing | $							$ 5,000,000
Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt							8,270,027
Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable							41,350
Exercise Price of Warrants or Rights | $ / shares							$ 4.92
Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable							41,350
Exercise Price of Warrants or Rights | $ / shares							$ 0.20
Convertible Promissory Notes | Class B Warrant | Common Stock
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares							$ 0.03
Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted | $							$ 6,751
Second Financial Advisory Agency Agreement
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants					7,200,000
Financial advisory fees | $				$ 15,000	$ 15,000
Fee paid upon the filling of S-1 with SEC | $									$ 50,000
Fee payment upon closure of initial public offering | $									100,000
Second Financial Advisory Agency Agreement | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares issued					7,200,000
Second Financial Advisory Agency Agreement | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable					36,000
Exercise Price of Warrants or Rights | $ / shares					$ 4.92
Exchange ratio of options exercised to common stock					50.4
Second Financial Advisory Agency Agreement | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable					36,000
Exercise Price of Warrants or Rights | $ / shares					$ 0.20
Exchange ratio of options exercised to common stock					50.4
Second Financial Advisory Agency Agreement | Class B Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares					$ 0.03
Notes Payable To Related Party
Related Party Transaction [Line Items]
Interest rate on notes			20.00%
Convertible notes payable, principal | $			$ 500,000
Note extension fee amount | $			10,000
Prepaid interest | $			$ 25,000
Number of preferred units issued as consideration			4,000,000							4,000,000
Value of preferred units issued as consideration | $			$ 100,000							$ 100,000
Preferred units issued as consideration, series D preferred shares			4,000,000
Notes payable - related party, discount | $									$ 58,333
Notes Payable To Related Party | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted									4,000,000
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable			20,000
Preferred units issued as consideration, warrants										20,000
Exercise Price of Warrants or Rights | $ / shares										$ 4.92
Exchange ratio of options exercised to common stock									50.4
Notes Payable To Related Party | Class A Warrant | Common Stock
Related Party Transaction [Line Items]
Share price | $ / shares			$ 4.92
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable			20,000
Preferred units issued as consideration, warrants										20,000
Exercise Price of Warrants or Rights | $ / shares										$ 0.20
Exchange ratio of options exercised to common stock									50.4
Notes Payable To Related Party | Class B Warrant | Common Stock
Related Party Transaction [Line Items]
Share price | $ / shares			$ 0.20
Ryan Ashton, Chief Executive Officer | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes							8.00%
Warrants Exercisable							25,000
Preferred units issued as consideration, warrants							200,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes						8.00%
Warrants Exercisable						12,500
Preferred units issued as consideration, warrants						100,000
Notes qualified for equity financing | $						$ 5,000,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt						4,124,493
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable						20,622
Exercise Price of Warrants or Rights | $ / shares						$ 4.92
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable						20,622
Exercise Price of Warrants or Rights | $ / shares						$ 0.20
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class B Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares						$ 0.03
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted | $						$ 3,112